Vanguard® Mid-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (5.5%)
	Nucor Corp.	2,291,590	353,982
	LyondellBasell Industries NV Class A	2,329,549	218,721
	International Flavors & Fragrances Inc.	2,277,477	209,437
	Avery Dennison Corp.	721,974	129,183
	CF Industries Holdings Inc.	1,748,724	126,765
	International Paper Co.	3,127,178	112,766
	Celanese Corp. Class A	871,694	94,919
	Eastman Chemical Co.	1,061,170	89,499
	Steel Dynamics Inc.	744,938	84,223
	FMC Corp.	562,592	68,709
	Westlake Corp.	142,261	16,499
			1,504,703
Consumer Discretionary (13.6%)
	DR Horton Inc.	2,760,678	269,691
*	Dollar Tree Inc.	1,876,955	269,437
	Lennar Corp. Class A	2,270,242	238,625
	eBay Inc.	4,795,720	212,786
	Genuine Parts Co.	1,257,784	210,440
*	Delta Air Lines Inc.	5,727,816	200,015
	Southwest Airlines Co.	5,308,451	172,737
	Omnicom Group Inc.	1,810,859	170,836
	Darden Restaurants Inc.	1,087,130	168,679
*	Warner Bros Discovery Inc.	9,767,973	147,496
	Best Buy Co. Inc.	1,778,829	139,229
	Garmin Ltd.	1,367,494	138,007
*	United Airlines Holdings Inc.	2,918,500	129,144
	PulteGroup Inc.	2,015,216	117,447
	BorgWarner Inc.	2,091,312	102,704
[1]	Paramount Global Class B	4,334,431	96,701
*,1	Rivian Automotive Inc. Class A	6,117,489	94,699
*	Carnival Corp.	8,951,704	90,860
*	CarMax Inc.	1,411,571	90,736
	Fox Corp. Class A	2,634,297	89,698
	VF Corp.	3,124,648	71,586
	News Corp. Class A	4,073,334	70,346
	Advance Auto Parts Inc.	529,302	64,368
	Interpublic Group of Cos. Inc.	1,720,302	64,064
*,1	Lucid Group Inc.	5,697,569	45,808
*	American Airlines Group Inc.	2,910,098	42,924
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,361,448	38,107
	Fox Corp. Class B	1,187,445	37,179

		Shares	Market Value ($000)
	Lear Corp.	264,176	36,850
	Bath & Body Works Inc.	969,451	35,463
	Hasbro Inc.	585,384	31,429
*	Liberty Media Corp.-Liberty SiriusXM Class A	662,697	18,615
	Lennar Corp. Class B	122,627	10,952
[1]	Sirius XM Holdings Inc.	2,608,537	10,356
	News Corp. Class B	378,120	6,591
[1]	Paramount Global Class A	93,029	2,404
			3,737,009
Consumer Staples (8.2%)
	Corteva Inc.	6,372,647	384,334
	Kroger Co.	5,754,691	284,109
	AmerisourceBergen Corp.	1,535,674	245,877
	Archer-Daniels-Midland Co.	2,447,572	194,974
	Clorox Co.	1,103,393	174,601
	Conagra Brands Inc.	4,257,475	159,911
	Kellogg Co.	2,290,054	153,342
	Tyson Foods Inc. Class A	2,551,334	151,345
	J M Smucker Co.	904,928	142,408
	Hormel Foods Corp.	2,440,492	97,327
	Campbell Soup Co.	1,738,741	95,596
	McCormick & Co. Inc. (Non-Voting)	1,119,800	93,179
	Molson Coors Beverage Co. Class B	804,203	41,561
	Albertsons Cos. Inc. Class A	1,196,346	24,860
			2,243,424
Energy (2.9%)
	Baker Hughes Co. Class A	9,032,743	260,685
	ONEOK Inc.	3,992,438	253,679
	Williams Cos. Inc.	5,441,447	162,482
	Halliburton Co.	3,634,078	114,982
			791,828
Financials (17.5%)
	Arthur J Gallagher & Co.	1,894,529	362,442
	Ameriprise Financial Inc.	940,409	288,235
	Discover Financial Services	2,339,760	231,262
	T. Rowe Price Group Inc.	2,004,468	226,304
	Willis Towers Watson plc	966,831	224,672
	State Street Corp.	2,923,221	221,259
*	Arch Capital Group Ltd.	3,142,688	213,294
	Hartford Financial Services Group Inc.	2,814,632	196,152
	Nasdaq Inc.	3,494,426	191,040
	M&T Bank Corp.	1,498,820	179,214
	American International Group Inc.	3,292,755	165,823
	Fifth Third Bancorp	6,104,396	162,621
	Raymond James Financial Inc.	1,731,280	161,477
	Principal Financial Group Inc.	2,171,525	161,388
	Cincinnati Financial Corp.	1,404,562	157,423
	Northern Trust Corp.	1,772,666	156,225
	Regions Financial Corp.	8,346,933	154,919
	Huntington Bancshares Inc.	12,889,826	144,366
	Citizens Financial Group Inc.	4,324,337	131,330
	Cboe Global Markets Inc.	944,546	126,796
	Everest Re Group Ltd.	349,843	125,251
	W R Berkley Corp.	1,772,290	110,343
	KeyCorp	8,323,678	104,212
	Loews Corp.	1,784,259	103,523
	Annaly Capital Management Inc.	4,409,351	84,263

		Shares	Market Value ($000)
	Equitable Holdings Inc.	3,231,895	82,058
	Fidelity National Financial Inc.	2,309,319	80,665
*	Markel Corp.	56,892	72,674
	Franklin Resources Inc.	2,681,704	72,245
	Globe Life Inc.	387,945	42,682
	Ally Financial Inc.	1,202,969	30,664
	First Republic Bank	1,659,810	23,221
*,1	Rocket Cos. Inc. Class A	1,033,320	9,362
	Corebridge Financial Inc.	576,059	9,228
			4,806,633
Health Care (8.2%)
*	Centene Corp.	4,924,198	311,259
	Zimmer Biomet Holdings Inc.	1,876,414	242,433
	Baxter International Inc.	4,508,043	182,846
	Laboratory Corp. of America Holdings	791,419	181,567
*	Hologic Inc.	2,202,358	177,730
	Cardinal Health Inc.	2,301,361	173,753
	PerkinElmer Inc.	1,128,339	150,362
	Quest Diagnostics Inc.	994,384	140,685
*	GE HealthCare Technologies Inc.	1,621,885	133,043
	Royalty Pharma plc Class A	3,364,823	121,235
	Teleflex Inc.	419,335	106,222
	Viatris Inc.	10,832,556	104,209
*	Henry Schein Inc.	1,172,680	95,620
	STERIS plc	443,437	84,821
	Universal Health Services Inc. Class B	272,311	34,611
			2,240,396
Industrials (14.8%)
	PACCAR Inc.	4,667,354	341,650
	Carrier Global Corp.	7,451,458	340,904
	Rockwell Automation Inc.	1,025,292	300,872
*	Keysight Technologies Inc.	1,588,214	256,465
	Ferguson plc	1,854,887	248,091
	United Rentals Inc.	619,558	245,196
	Fortive Corp.	3,152,271	214,890
	Ingersoll Rand Inc.	3,617,305	210,455
	Dover Corp.	1,247,998	189,621
	Expeditors International of Washington Inc.	1,421,516	156,537
	Otis Worldwide Corp.	1,852,894	156,384
	Westinghouse Air Brake Technologies Corp.	1,530,455	154,668
	Jacobs Solutions Inc.	1,131,889	133,008
	Textron Inc.	1,833,093	129,472
	Global Payments Inc.	1,175,344	123,693
	Snap-on Inc.	474,443	117,135
	Synchrony Financial	3,903,898	113,526
	Packaging Corp. of America	801,198	111,230
	Stanley Black & Decker Inc.	1,321,521	106,488
	CH Robinson Worldwide Inc.	1,040,762	103,421
	Crown Holdings Inc.	1,071,444	88,619
	Ball Corp.	1,404,327	77,393
	Westrock Co.	2,274,794	69,313
	Hubbell Inc. Class B	239,386	58,245
			4,047,276
Real Estate (10.4%)
	VICI Properties Inc. Class A	8,965,317	292,449
	Digital Realty Trust Inc.	2,600,701	255,675
	AvalonBay Communities Inc.	1,249,633	210,013

		Shares	Market Value ($000)
	Weyerhaeuser Co.	6,541,707	197,102
*	CBRE Group Inc. Class A	2,681,168	195,216
	Alexandria Real Estate Equities Inc.	1,546,114	194,176
	Equity Residential	3,212,777	192,767
	Simon Property Group Inc.	1,460,112	163,489
	Mid-America Apartment Communities Inc.	1,041,518	157,311
	Ventas Inc.	3,572,938	154,887
	WP Carey Inc.	1,881,353	145,711
	Iron Mountain Inc.	2,598,431	137,483
	UDR Inc.	2,940,293	120,728
	Essex Property Trust Inc.	576,314	120,530
	Healthpeak Properties Inc.	4,884,161	107,305
	Boston Properties Inc.	1,260,250	68,205
	Host Hotels & Resorts Inc.	3,186,574	52,546
	Camden Property Trust	476,563	49,963
	Regency Centers Corp.	765,206	46,815
			2,862,371
Technology (5.0%)
	Corning Inc.	6,805,802	240,109
	CDW Corp.	1,209,391	235,698
	Hewlett Packard Enterprise Co.	11,583,899	184,531
	NetApp Inc.	1,925,622	122,951
	Seagate Technology Holdings plc	1,752,218	115,857
	SS&C Technologies Holdings Inc.	1,912,713	108,011
*	Western Digital Corp.	2,852,392	107,449
*	Qorvo Inc.	892,260	90,627
	Gen Digital Inc.	4,852,836	83,275
	Leidos Holdings Inc.	611,619	56,306
*	F5 Inc.	268,509	39,119
			1,383,933
Telecommunications (0.2%)
	Juniper Networks Inc.	1,446,992	49,806
*	DISH Network Corp. Class A	1,110,016	10,356
			60,162
Utilities (13.6%)
*	PG&E Corp.	19,826,557	320,595
	Consolidated Edison Inc.	3,171,430	303,411
	WEC Energy Group Inc.	2,817,617	267,082
	American Water Works Co. Inc.	1,722,724	252,362
	Eversource Energy	3,112,852	243,612
	Edison International	3,417,304	241,228
	Constellation Energy Corp.	2,917,937	229,058
	Entergy Corp.	1,886,350	203,235
	Ameren Corp.	2,307,908	199,380
	FirstEnergy Corp.	4,856,026	194,532
	PPL Corp.	6,580,378	182,869
	CenterPoint Energy Inc.	5,622,440	165,637
	DTE Energy Co.	1,471,034	161,137
	CMS Energy Corp.	2,601,745	159,695
	AES Corp.	5,966,424	143,672
	Evergy Inc.	2,049,845	125,287
	Alliant Energy Corp.	2,242,273	119,737
	NiSource Inc.	3,684,870	103,029
	Vistra Corp.	3,554,719	85,313

			Shares	Market Value ($000)
	Avangrid Inc.		690,717	27,546
				3,728,417
Total Common Stocks (Cost $22,498,507)				27,406,152
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund (Cost $173,698)	4.839%	1,737,366	173,719
Total Investments (100.5%) (Cost $22,672,205)				27,579,871
Other Assets and Liabilities—Net (-0.5%)				(146,317)
Net Assets (100%)				27,433,554
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $168,937,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $173,685,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	47	9,724	427
E-mini S&P Mid-Cap 400 Index	June 2023	70	17,708	653
				1,080

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.